Commitments and contingencies	12 Months Ended
Dec. 31, 2019
Disclosure Of Commitments And Contingent Liabilities [abstract]
Commitments and contingencies

20. Commitments and contingencies

Commitments

Supply Agreement with Canntab Therapeutics Ltd. and World Class Extractions Inc.

On February 12, 2019, the Company announced that it had entered into a three-way supply agreement with Canntab Therapeutics Ltd. ("Canntab"), World Class Extractions Inc. ("World Class") (collectively with the Company, the "Purchasers") and a Supplier to purchase up to 1,000 kg of the Supplier's 2018 organic hemp crop, for which the Company has already purchased a quantity with a value of $100,000, which amount has been recorded in its inventory. The Purchasers intend to extract CBD oil from the 2019-2024 organic hemp crops and process the oil into gel capsules and tablets at the Company's facility in Cobourg. The Purchasers have committed to collectively purchase $1,000,000 worth of hemp plus applicable taxes, from the 2019 crop.

As at December 31, 2019, no hemp has been received by the Company. The Company has provided a deposit of $166,667 to the Supplier as at year-end for hemp product to be received. As of December 31, 2019, the Company has an outstanding commitment to purchase an additional $166,667 of hemp product from the Supplier, representing the Company's share of the Purchasers' collective commitment to purchase $1,000,000 of hemp from the 2019 crop.

Pursuant to the Agreement, the Supplier granted the Purchasers the right and option to purchase up to $5,000,000 of the Supplier's hemp crop for a period of 5 years commencing in 2019 at a purchase price of $100 per kg per 1% of CBD extracted from the flower.

Canntab is a Canadian cannabis oral dosage formulation company based in Markham, Ontario, engaged in the research and development of pharmaceutical-grade formulations of cannabinoids and trades on the Canadian Securities Exchange under the symbol PILL. World Class is understood to have developed an extraction process to produce quality, potent cannabis extracts using ultrasound to effectively produce extracts from cannabis and hemp and isolate essential compounds found in plant material. World Class trades on the Canadian Securities Exchange under the symbol PUMP. Certain Officers and Directors of the Company also serve as Directors of World Class.

Epitech License Agreement

Under the terms of the Company's License Agreement with Epitech Group SPA ("Epitech"), the Company has payments due to Epitech pending the achievement of specified milestones. Upon first notification by the Food and Drug Administration ("FDA") of approval of a New Drug Application, the non-refundable sum of USD $700,000 will be due and payable to Epitech. Within ten business days of the first notification of approval of a Supplemental New Drug Application by the FDA, the Company will pay the non-refundable sum of USD $1,000,000 to Epitech.

For non-prescription drug rights, any one-off lump sum payments received by the Company as consideration for granting a sub-license to a Commercial Partner with respect to a Licensed Product, shall require the Company to pay to Epitech 25% of the lump sum payment received by the Company. For prescription drug rights the Company shall pay 5% of any one-off lump sum payments to Epitech as consideration for granting a sub-license to a Commercial Partner with respect to a Licensed Product. The Company will pay the amounts payable on a quarterly basis within 60 days of the end of each calendar quarter.

The Company shall pay either a) 7% of Net Sales of the Licensed Product in a Product Regulatory Category other than prescription drugs place on the market by the Company; or b) 25% of Net Receipts received by the Company from Commercial Partners where Licensed Products in a Product Regulatory Category other than prescription drugs are placed on the market by such Commercial Partners; or c) 5% of Net Sales or Net Receipts of the Licensed Products in the Product Regulatory Category of prescription drugs. The Company will pay the amounts payable on a quarterly basis within 60 days of the end of each calendar quarter.

Supply Agreement with Pharmadrug Production GMBH ("Pharmadrug")

FV Pharma has a supply agreement with Pharmadrug whereby FV Pharma has committed to make the following quantities of cannabis available to Pharmadrug to purchase under the terms of the Supply Agreement:

Year	Commitment
2020	350 kilograms
2021	650 kilograms
2022	1,000 kilograms
2023	1,000 kilograms
2024	1,000 kilograms

Heritage Building Restoration Commitment

The Company has a commitment to restore the designated heritage building on the Company's premises. The estimated cost of restoration is $517,000.

Contingencies

Legal matters

From time to time, the Company is named as a party to claims or involved in proceedings, including legal, regulatory and tax related, in the ordinary course of its business. While the outcome of these matters may not be estimable at the reporting date, the Company makes provisions, where possible, for the estimated outcome of such claims or proceedings. Should a loss result from the resolution of any claims or proceedings that differs from these estimates, the difference will be accounted for as a charge to profit or loss in that period.

Environmental

Management believes that there are no probable environmental related liabilities that will have a material adverse effect on the financial position or operating results of the Company.

Claims from suppliers

A dismissed contractor commenced a lien action combined with a breach of contract action in the Cobourg Superior Court of Justice in early 2019 claiming approximately $1,700,000 in various purported damages, with the claim for lien component of $188,309 being registered on November 26, 2018. The Company is defending the action and has taken steps to obtain particulars and inspect documents of the plaintiff which remain unaddressed to date. The Company has paid $235,387 to the Cobourg Superior Court to vacate the lien from title for which the funds stand both as security for the lien claim as well as its costs with the Cobourg Superior Court of Justice. . The 2019 breach of contract claim has not been provisioned as the Company believes these proceedings are without merit and intends to defend itself from this claim.

Former employee

FSD hired an individual by way of employment agreement. The individual's employment was subsequently terminated in the probationary period due to non-performance/cause in February 2019. The individual retained legal counsel in or around February 15, 2019 demanding that he be provided (i) unpaid wages; (ii) unpaid holiday pay, (iii) payment for wrongful dismissal (one week) and (iv) breach of contract.

A hearing is scheduled for March 13, 2020 in front of the employment tribunal. The Company is of the view that the outcome will be unfavourable to the Company. For the year ended December 31, 2019, the Company recorded a provision of $97,320 in relation to the claimed amounts for unpaid wages and unpaid holiday pay. No amounts have been provisioned in respect of the claims for wrongful dismissal and breach of contract, as the Company is of the position that they will be able to successfully defend themselves from these claims.

Class Action

On February 22, 2019, a shareholder in FSD commenced a proposed class action proceeding against the Company by issuing a statement of claim in the Ontario Superior Court. Amongst other causes of action, the individual seeks leave to bring a claim pursuant to s.138 of the Ontario Securities Act, alleging the Company made statements containing misrepresentations related to the build-out of the Company's Cobourg facility.

On October 16, 2019 dates for the leave motion were given - May 5-6, 2020. No discoveries have occurred nor has FSD been required to file a statement of defense. Management intends to contest this leave motion, and are in the process of preparing responding materials. The ultimate outcome of the matter cannot be reliably determined at this time and no provision has been recorded for this matter as at December 31, 2019.

Auxly Cannabis Group Inc.

On March 3, 2018, FSD entered into a Definitive Strategic Alliance and Streaming Agreement (the "Agreement") with Auxly Cannabis Group Inc. ("Auxly"). On February 6, 2019, the Company delivered to Auxly a Notice of Default, thereby terminating the Agreement effective immediately. Subsequent to the issuance of the Notice of Default, Auxly sent a Notice of Default to the Company on February 6, 2019 in response. To date, neither party has taken further legal action against the counter party.

To fund the development, Auxly purchased 37,313 Class B shares for the aggregate of $7,500,000 from the Company's treasury by way of private placement, which funds were placed in trust to be spent on construction and development costs. The funds were placed in a trust account to be administered by Auxly. Due to the termination and subsequent negotiations, it is indeterminable at this point as to the amount, if any, of these funds will be released to the Company. Should any funds be released to the Company, those amounts will be recognized in future periods.